ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 4 — ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,	September 30,
	2015	2016
Royalties	$103	$125
Market development credits	336	112
Price protection	563	139
Return reserves	891	218
Reserve for legal contingencies	300	468
Accrued purchase orders	123	982
Others	995	1,231
Total	$3,311	$3,275

NOTE 4 — ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31, 2014	December 31, 2015
Royalties	$488,000	$103,000
Market development credits	497,000	336,000
Price protection	348,000	563,000
Return reserves	2,152,000	891,000
Others	713,000	1,418,000
Total	$4,198,000	$3,311,000